LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
LONG-TERM OBLIGATIONS	LONG-TERM OBLIGATIONS The components of long-term obligations at December 31 were as follows:

	2014	2013
Accrued royalties	$22,101	$17,605
Other	4,507	3,945
	$26,608	$21,550